INCOME TAXES - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 80,209,774	$ 11,629,324	¥ 105,353,756	¥ 122,931,256
Deferred tax	(125,802,192)	(18,239,603)	3,535,126	(12,472,054)
Total	¥ (45,592,418)	$ (6,610,279)	¥ 108,888,882	¥ 110,459,202